Loan payable due to Eagle JV partner	3 Months Ended
Sep. 30, 2024
Loan payable due to Eagle JV partner
Loan payable due to Eagle - JV partner

Note 3 – Loan payable due to Eagle - JV partner

July 17, 2020, the Company entered into a membership agreement with Eagle Equities LLC (“Eagle”) and Ikon Supplies (“Ikon”) to form a Nevada Limited Liability Company, HIE, LLC (“HIE”) for the purpose of procuring, funding the purchase of and sale of PPE (the “Membership Agreement”). Subject to the provision of the Membership Agreement, the interest of any net profits would be shared 33.3% among each member. If there is a loss in some or all of the capital, the Company is contingently liable to contribute to repay 33.3% of the Origination Loan and Additional Contribution and of any losses of HIE.

In addition, the Company is obliged to repay 1/3 of the loan contributed by Eagle or 1/3 of the capital paid by Eagle according to the Membership Agreement.

HIE did not have any operating activities since July 2021. As a result, the Company’s investment balance in HIE as of September 30, 2024 was $0, and the loan balance payable to joint venture partner Eagle totaled $442,251, unchanged since year 2021.